UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: April 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET MUNICIPAL HIGH INCOME SMASh FUND

FORM N-Q

APRIL 30, 2015

Notes to Schedule of Investments (unaudited)

Investments in Municipal High Income Portfolio, at value $172,196.

1. Organization and significant accounting policies

Western Asset Municipal High Income SMASh Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Municipal High Income Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objectives as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (0.02% at April 30, 2015) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited)	April 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 94.7%
Alabama - 3.0%
Jefferson County, AL, Sewer Revenue	6.000%	10/1/42	$4,880,000	$5,484,876
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	1,750,000	1,922,532	(a)
Convertible CAB	0.000%	10/1/50	11,020,000	7,138,205	(b)
Subordinated Lien Warrants	6.500%	10/1/53	8,250,000	9,600,855

Total Alabama				24,146,468

Arizona - 1.4%
Phoenix, AZ, IDA Education Revenue, Basis School Inc.	5.000%	7/1/45	7,000,000	7,038,290	(c)
University Medical Center Corp., AZ, Hospital Revenue	6.000%	7/1/24	1,250,000	1,479,088	(d)
University Medical Center Corp., AZ, Hospital Revenue	6.500%	7/1/39	2,000,000	2,406,740	(d)

Total Arizona				10,924,118

California - 11.4%
Alhambra, CA, Revenue:
Atherton Baptist Homes	7.500%	1/1/30	1,535,000	1,673,887
Atherton Baptist Homes	7.625%	1/1/40	1,500,000	1,631,115
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	2,000,000	2,223,140
California School Finance Authority, School Facilities Revenue:
KIPP LA Project	5.000%	7/1/34	600,000	627,318
KIPP LA Project	5.125%	7/1/44	750,000	781,950
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	7,500,000	8,117,475	(c)(e)
California State Public Works Board, Lease Revenue:
California State Prisons LA	5.000%	10/1/28	3,500,000	4,030,530
Various Capital Project	5.125%	10/1/31	2,000,000	2,270,900
California Statewide CDA Revenue:
American Baptist Homes of the West	2.100%	10/1/19	2,250,000	2,251,417
American Baptist Homes of the West	2.400%	10/1/20	1,250,000	1,250,563
Senior Living-Presbyterian Homes	4.750%	11/15/26	1,920,000	2,004,365	(c)
Senior Living-Presbyterian Homes	4.875%	11/15/36	6,000,000	6,057,480	(c)
California Statewide CDA, Senior Living Health Facility Revenue, Los Angeles Jewish Home Aging, Jewish Home Foundation	4.750%	8/1/20	4,000,000	4,020,520
California Statewide CDA, Student Housing Revenue:
Provident Group-Pomona Properties LLC	5.600%	1/15/36	3,110,000	3,142,624
Provident Group-Pomona Properties LLC	5.750%	1/15/45	2,230,000	2,204,734
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	2,140,000	2,352,737
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	26,500,000	37,189,570
Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/36	1,250,000	1,250,125
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	2,740,000	2,832,639
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	5,000,000	5,713,350

Total California				91,626,439

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 4.0%
Colorado Educational & Cultural Facilities Authority Revenue, Cheyenne Mountain Charter Academy Foundation	5.375%	6/15/38	$2,585,000	$2,681,627
Colorado Health Facilities Authority Revenue, Christian Living Communities Project	5.750%	1/1/37	2,000,000	2,037,080
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	17,500,000	23,931,775
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	4,000,000	3,831,000

Total Colorado				32,481,482

Delaware - 1.3%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	9,000,000	9,861,390
New Castle County, DE, Revenue, Newark Charter School Inc. Project	5.000%	9/1/36	1,000,000	1,016,960

Total Delaware				10,878,350

District of Columbia - 0.8%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/32	2,130,000	2,288,067
Friendship Public Charter School Inc.	5.000%	6/1/42	1,250,000	1,308,475
KIPP Charter School	6.000%	7/1/33	1,000,000	1,165,950
KIPP Charter School	6.000%	7/1/43	1,450,000	1,660,888

Total District of Columbia				6,423,380

Florida - 3.0%
Bonnet Creek Resort Community Development District, Special Assessment	7.500%	5/1/34	555,000	555,189
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Obligated Group	7.000%	6/1/45	300,000	307,155	(c)
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	3,500,000	3,574,165	(e)
Orange County, FL, IDA Revenue, Vitag Florida LLC Project	8.000%	7/1/36	1,200,000	1,214,520	(c)(e)
Palm Beach County, FL, Health Facilities Authority Revenue:
Sinai Residences Boca Raton Project	7.500%	6/1/49	1,600,000	1,824,320
Sinai Residences Boca Raton Project, Entrance Fee	6.000%	6/1/21	1,350,000	1,466,951
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	1,735,000	1,739,407
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	765,000	535,500	(f)
Seminole Tribe Florida Special Obligation Revenue	5.750%	10/1/22	5,000,000	5,456,650	(c)
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	3,000,000	3,181,560	(c)
Volusia County, FL, Educational Facility Authority Revenue	5.000%	10/15/45	3,750,000	4,084,012

Total Florida				23,939,429

Georgia - 1.4%
Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project	5.000%	7/1/32	5,865,000	6,298,717

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Franklin County, GA, Industrial Building Authority Revenue:
Emmanuel College Inc.	5.750%	11/1/25	$1,000,000	$699,390
Emmanuel College Inc.	6.000%	11/1/32	2,850,000	1,988,815
Emmanuel College Inc.	6.250%	11/1/43	3,000,000	2,090,940

Total Georgia				11,077,862

Hawaii - 1.2%
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co.	6.500%	7/1/39	8,000,000	9,275,840

Illinois - 4.2%
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond	5.000%	12/1/44	10,000,000	11,254,200
Chicago, IL, Motor Fuel Tax Revenue, AGM	5.000%	1/1/32	1,050,000	1,153,520
Illinois Development Finance Authority Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,255,167	(e)
Illinois Finance Authority Revenue:
Park Place of Elmhurst	8.000%	5/15/30	5,000,000	2,996,550	(g)
Park Place of Elmhurst	8.125%	5/15/40	11,835,000	7,091,177	(g)
Refunding, Chicago Charter School Project	5.000%	12/1/36	3,000,000	3,009,330
Refunding, OSF Healthcare System	5.750%	11/15/37	2,500,000	2,750,775
Illinois State Finance Authority Revenue, Franciscan Communities Inc.	5.125%	5/15/43	2,700,000	2,763,261

Total Illinois				34,273,980

Indiana - 1.8%
Indiana State Finance Authority Revenue, Educational Facilities, Marian University Project	6.375%	9/15/41	10,000,000	11,515,500
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,223,340	(e)
Vanderburgh County, IN, Redevelopment Commission, Redevelopment District Tax Increment Revenue	5.250%	2/1/31	1,400,000	1,485,624	(d)

Total Indiana				14,224,464

Iowa - 2.3%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	4,200,000	4,550,700
Iowa Fertilizer Co. Project	5.250%	12/1/25	12,215,000	13,709,017

Total Iowa				18,259,717

Kentucky - 2.0%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health Systems	6.375%	6/1/40	11,500,000	13,225,690
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	2,500,000	2,625,200

Total Kentucky				15,850,890

Louisiana - 0.3%
Epps, LA, COP	8.000%	6/1/18	775,000	155,000	(f)
Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA	6.550%	9/1/25	595,000	653,096
Louisiana Public Facilities Authority Revenue, Entergy Louisiana LLC Project	5.000%	6/1/30	1,535,000	1,573,252

Total Louisiana				2,381,348

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - 6.1%
Maryland Industrial Development Financing Authority, EDR, Our Lady of Good Counsel School	6.000%	5/1/35	$1,000,000	$1,000,000	(d)
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	9,000,000	9,648,000
Transportation Facilities Project	5.750%	6/1/35	21,625,000	23,182,000
Maryland State EDC, Student Housing Revenue Bonds, University of Maryland, College Park Project	5.800%	6/1/38	5,000,000	5,248,750
Maryland State Health & Higher EFA Revenue, Mercy Medical Center	6.250%	7/1/31	9,000,000	10,257,840

Total Maryland				49,336,590

Massachusetts - 3.8%
Massachusetts State DFA Revenue, Tufts Medical Center Inc.	6.875%	1/1/41	4,000,000	4,743,360
Massachusetts State HEFA Revenue:
Massachusetts Eye & Ear Infirmary	5.375%	7/1/35	9,000,000	10,004,490
Suffolk University	5.750%	7/1/39	13,740,000	15,572,916	(d)

Total Massachusetts				30,320,766

Michigan - 3.1%
Michigan State Finance Authority Limited Obligation Revenue:
Higher Education, Thomas M Cooley Law School Project	6.000%	7/1/24	1,355,000	1,395,853	(c)
Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	1,900,000	2,028,022	(c)
Michigan State Finance Authority Revenue:
Detroit School District	5.500%	6/1/21	10,000,000	11,157,300
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	1,130,000	1,226,694
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	1,180,000	1,241,478
Michigan State Strategic Fund Limited Obligation Revenue:
Evangelical Homes of Michigan	5.250%	6/1/32	1,000,000	1,054,250
Evangelical Homes of Michigan	5.500%	6/1/47	1,000,000	1,032,440
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	4,000,000	4,943,720	(d)
Saline, MI, EDC. Revenue, Evangelical Homes of Michigan Project	5.500%	6/1/47	1,235,000	1,275,064

Total Michigan				25,354,821

Missouri - 1.4%
Missouri State HEFA Revenue:
Lutheran Senior Services	6.000%	2/1/41	2,000,000	2,285,720
Lutheran Senior Services	5.000%	2/1/44	2,450,000	2,625,297
Raytown, MO, Annual Appropriation Supported Tax:
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/19	1,000,000	1,083,980
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/20	1,555,000	1,685,247
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	5.875%	9/1/43	3,000,000	3,543,660

Total Missouri				11,223,904

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nevada - 0.4%
Director of the State of Nevada Department of Business & Industry Revenue:
Somerset Academy of Las Vegas	5.000%	12/15/35	$1,295,000	$1,297,046
Somerset Academy of Las Vegas	5.125%	12/15/45	2,015,000	2,010,245

Total Nevada				3,307,291

New Jersey - 6.7%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating	5.000%	12/1/24	2,000,000	2,261,300	(e)
New Jersey EDA Revenue, Newark Downtown District Management Corp.	5.125%	6/15/27	400,000	409,252
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.125%	9/15/23	8,000,000	8,727,600	(e)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	2,116,040
Refunding	6.875%	1/1/37	10,965,000	11,076,624	(e)
Refunding, Gloucester Marine Project	6.625%	1/1/37	1,480,000	1,495,377
School Facilities Construction	1.680%	3/1/28	17,500,000	17,076,325	(b)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/44	2,780,000	2,827,010	(e)
Salem County, NJ, PCFA Revenue, Chambers Project	5.000%	12/1/23	7,000,000	7,935,690	(e)

Total New Jersey				53,925,218

New Mexico - 0.2%
Otero County, NM:
COP, Jail Project Revenue	5.750%	4/1/18	1,035,000	1,029,483
COP, Jail Project Revenue	6.000%	4/1/23	500,000	470,570
COP, Jail Project Revenue	6.000%	4/1/28	500,000	436,380

Total New Mexico				1,936,433

New York - 5.6%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	21,870,000	25,586,151
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College	5.000%	8/1/46	2,500,000	2,423,000
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam At Harborside	2.000%	1/1/49	648,226	51,858
Amsterdam At Harborside	6.700%	1/1/49	1,796,250	1,764,510
New York City, NY, IDA, Civic Facilities Revenue:
Amboy Properties Corp. Project	6.750%	6/1/20	1,720,000	1,720,120
Special Needs Facilities Pooled Program	8.125%	7/1/19	100,000	100,022
New York State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center	5.000%	12/1/45	1,700,000	1,772,267
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.375%	11/15/40	750,000	823,545	(c)
3 World Trade Center LLC Project	5.000%	11/15/44	2,740,000	2,851,628	(c)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	7,000,000	8,274,840

Total New York				45,367,941

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 1.9%
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	$2,165,000	$2,168,702
Lorain County, OH, Port Authority, Recovery Zone Facility Revenue, U.S. Steel Corp. Project	6.750%	12/1/40	5,000,000	5,595,800
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,758,108	(e)
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	5,000,000	5,669,300

Total Ohio				15,191,910

Oklahoma - 1.1%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,103,460
Montereau Inc. Project	7.250%	11/1/40	7,000,000	7,707,210

Total Oklahoma				8,810,670

Pennsylvania - 4.0%
Erie County, PA, Convention Center Authority Gtd. Hotel Revenue, County GTD	5.000%	1/15/36	3,290,000	3,669,666
Harrisburg, PA, University Revenue, Harrisburg University of Science and Technology	6.000%	9/1/36	3,000,000	2,405,940	(f)
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,516,640
Pennsylvania Economic Development Financing Authority:
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	5.625%	1/1/19	1,420,000	1,541,921
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	5,000,000	5,477,700
Solid Waste Disposal Revenue, Waste Management Inc. Project	5.100%	10/1/27	1,000,000	1,027,790	(e)
Pennsylvania HEFA Revenue, Shippensburg University	6.000%	10/1/31	3,500,000	3,959,480
Pennsylvania State Economic Development Financing Authority Revenue, PA Bridges Finco LP	5.000%	6/30/42	4,000,000	4,312,000	(e)
Philadelphia, PA, Authority for IDR:
Discovery Charter School Inc. Project	6.250%	4/1/42	635,000	662,388
Performing Arts Charter School Project	6.000%	6/15/23	3,500,000	3,651,130	(c)
Philadelphia, PA, Water & Wastewater Revenue	5.000%	7/1/45	1,000,000	1,105,040

Total Pennsylvania				32,329,695

Puerto Rico - 1.4%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/40	1,220,000	814,667
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/40	3,610,000	2,481,911
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/41	6,390,000	3,497,056
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/43	8,500,000	4,571,130

Total Puerto Rico				11,364,764

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Rhode Island - 0.0%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	$980,000	$343,000

Tennessee - 0.1%
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project	5.750%	9/1/37	1,000,000	1,012,080

Texas - 18.2%
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	2,500,000	2,930,500
Central Texas Regional Mobility Authority Revenue:
Capital Appreciation	0.000%	1/1/36	2,800,000	1,130,360
Capital Appreciation	0.000%	1/1/38	2,000,000	733,000
Capital Appreciation	0.000%	1/1/40	2,200,000	729,080
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.000%	12/1/30	1,120,000	1,291,203
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.125%	12/1/40	4,000,000	4,551,120
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CABs	0.000%	10/1/35	4,000,000	3,111,160	(b)
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	2,100,680	(e)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Healthcare System	0.980%	6/1/22	5,635,000	5,667,514	(b)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	5,135,000	5,846,865
Houston, TX, Airport System Revenue	5.000%	7/15/35	7,500,000	7,935,525	(e)
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Inc., Terminal Project	6.500%	7/15/30	6,500,000	7,660,315	(e)
Special Facilities, Continental Airlines Inc., Terminal Project	6.625%	7/15/38	5,000,000	5,853,950	(e)
Midlothian, TX, Development Authority, Tax Increment Contract Revenue, Refunding, Subordinated Lien	5.125%	11/15/26	840,000	853,238
New Hope Cultural Education Facilities Corp., TX, Student Housing Revenue, Collegiate Housing College Station LLC, Texas A&M University Project	5.000%	4/1/46	500,000	538,300
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue:
Collegiate Housing, Tarleton State University Project	5.000%	4/1/46	3,000,000	3,181,230
Collegiate Housing, Tarleton State University Project	5.000%	4/1/47	4,000,000	4,280,400
North Texas Tollway Authority Revenue	5.750%	1/1/33	10,000,000	11,233,100	(d)
North Texas Tollway Authority Revenue	6.250%	1/1/39	2,000,000	2,321,160
Port Corpus Christi, TX, Celanese Project	6.450%	11/1/30	1,995,000	1,999,968
San Leanna Educational Facilities Corp., Education Revenue:
Saint Edwards University Project	5.000%	6/1/20	1,000,000	1,069,020
Saint Edwards University Project	5.125%	6/1/22	2,000,000	2,120,760
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	5,000,000	900,000	(f)

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	$6,500,000	$8,052,720
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	28,000,000	33,391,680
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	16,460,000	19,886,643
Texas State Public Finance Authority, Charter School Finance Corp. Revenue:
Cosmos Foundation Inc.	6.000%	2/15/30	1,000,000	1,173,890
Cosmos Foundation Inc.	6.200%	2/15/40	4,000,000	4,605,960
Uplift Education	5.875%	12/1/36	1,000,000	1,087,730
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	525,000	505,312

Total Texas				146,742,383

U.S. Virgin Islands - 1.1%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	7,500,000	8,654,025

Virginia - 1.1%
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.750%	7/1/38	7,500,000	8,781,075

Wisconsin - 0.4%
Public Finance Authority, WI, Revenue, Church Home of Hartford Inc.	5.000%	9/1/38	1,250,000	1,252,688	(c)
Wisconsin State HEFA Revenue, Aurora Health Care Inc.	5.625%	4/15/39	2,000,000	2,285,960

Total Wisconsin				3,538,648

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $702,827,801)				763,304,981

SHORT-TERM INVESTMENTS - 3.9%
California - 0.0%
California Statewide CDA, MFH Revenue, Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.120%	3/15/32	200,000	200,000	(e)(h)(i)

Indiana - 0.6%
Indiana State Finance Authority Revenue, Lease Appropriation, SPA-JPMorgan Chase	0.130%	2/1/37	5,400,000	5,400,000	(h)(i)

New Hampshire - 0.1%
New Hampshire State Business Finance Authority, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.220%	11/1/20	700,000	700,000	(e)(h)(i)

New York - 2.7%
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.200%	11/1/26	4,200,000	4,200,000	(h)(i)
Subordinated, LOC-Dexia Credit Local	0.200%	3/1/34	200,000	200,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.250%	6/15/32	200,000	200,000	(h)(i)
SPA-Dexia Credit Local	0.200%	6/15/32	7,400,000	7,400,000	(h)(i)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.200%	8/1/22	1,800,000	1,800,000	(h)(i)
Future Tax Secured, SPA-Dexia Credit Local	0.200%	8/1/23	1,900,000	1,900,000	(h)(i)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.200%	11/1/22	6,100,000	6,100,000	(h)(i)

Total New York				21,800,000

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 0.4%
Montgomery County, OH, Revenue:
Catholic Health Initiatives	0.140%	3/1/27	$700,000	$700,000	(h)(i)
Catholic Health Initiatives	0.140%	10/1/41	2,300,000	2,300,000	(h)(i)

Total Ohio				3,000,000

Texas - 0.0%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital	0.130%	12/1/27	100,000	100,000	(h)(i)

Vermont - 0.1%
Vermont State Housing Finance Agency Revenue	0.160%	5/1/33	465,000	465,000	(e)(h)(i)

TOTAL SHORT-TERM INVESTMENTS (Cost - $31,665,000)				31,665,000

TOTAL INVESTMENTS - 98.6% (Cost - $734,492,801#)				794,969,981
Other Assets in Excess of Liabilities - 1.4%				11,584,048

TOTAL NET ASSETS - 100.0%				$806,554,029

(a)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	The coupon payment on these securities is currently in default as of April 30, 2015.

(g)	Illiquid security.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2015

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PCFA	— Pollution Control Financing Authority
PFC	— Public Facilities Corporation
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s portfolio holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Municipal High Income Portfolio (the “Portfolio”) is a diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At April 30, 2015, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among the market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$763,304,981	—	$763,304,981
Short-term investments†	—	31,665,000	—	31,665,000

Total investments	—	$794,969,981	—	$794,969,981

Other financial instruments:
Futures contracts	$198,682	—	—	$198,682

Total	$198,682	$794,969,981	—	$795,168,663

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At April 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$82,383,176
Gross unrealized depreciation	(21,905,996)

Net unrealized appreciation	$60,477,180

At April 30, 2015, the Portfolio had the following open futures contract:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	98	6/15	$15,838,869	$15,640,187	$198,682

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 19, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	June 19, 2015